Note 14 - Interest and Finance Costs (Tables)	6 Months Ended
Jun. 30, 2026
Notes Tables
Interest and Finance Costs [Table Text Block]
	For the six-month period ended June 30,
	2025	2026
Interest expense	$3,197	$3,931
Amortization and write-off of financing costs	326	483
Bank charges and other financing costs	152	323
Total	$3,675	$4,737